Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule of long-term investments
	As of December 31, 2021
(In thousands)	Original Cost	Cumulative net gains /(losses)	Exchange Difference	Carrying value
Maya	442	(442)	—	—
Huaxiang	1,251	287	88	1,626
iQsim S.A.	245	*	(4)	241
Total	1,938	(155)	84	1,867

	As of December 31, 2022
(In thousands)	Original Cost	Cumulative net gains /(losses)	Impairment	Exchange Difference	Carrying value
Maya	442	(442)	—	—	—
Huaxiang	1,251	515	—	(55)	1,711
iQsim S.A.	245	(156)	(80)	(9)	—
Total	1,938	(83)	(80)	(64)	1,711